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                                             Paula Minella
                                             Counsel
                                             Metropolitan Life Insurance Company
                                             Telephone: (617) 578-4796

                                             May 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-101778; 811-21262 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements for Pioneer AnnuiStar Plus and Scudder Advocate Rewards Annuity and the Statement of Additional Information for Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards Annuity, each dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and the Statement of Additional Information contained in the Post-Effective Amendment No. 22 for the Account filed electronically with the Commission on April 4, 2012.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/ Paula Minella
-------------------------------------
Paula Minella
Counsel
Metropolitan Life Insurance Company